Short-term borrowings (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 07, 2022	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Line of Credit Facility [Line Items]
Exchange rate	$ 137	$ 2,397		$ 2,399	$ 2,433
Debt instrument, interest rate during period	10.75%	0.80%	0.80%	0.80%	1.20%
Insurance for its directors		After the Closing Date, ATI obtained an insurance policy for its directors and senior officers with maximum coverage of $5,000. The total premium payable in relation to this was $880 out of which $176 was paid upfront and balance $704 is payable in ten equal monthly instalments of $73. The arrangement represents a financing transaction where the premium payable has been deferred. The interest rate under the arrangement is 9.2 % per annum. The cumulative interest payable throughout the tenure under the arrangement amounts to $30 and the same would be recognized as part of the interest expense in the condensed consolidated statement of operations. During the three months ended June 30, 2024, the interest expense so recognized was $7. The balance premium payable as at June 30, 2024 is $219 and has been disclosed as a current liability since ATI has an unconditional obligation to settle it by September 2024.		After the Closing Date, ATI obtained an insurance policy for its directors and senior officers with maximum coverage of $5,000. The total premium payable in relation to this was $880 out of which $176 was paid upfront and balance $704 is payable in ten equal monthly instalments of $73. The arrangement represents a financing transaction where the premium payable has been deferred. The interest rate under the arrangement is 9.2 % per annum. The cumulative interest payable throughout the tenure under the arrangement amounts to $30 and the same would be recognized as part of the interest expense in the consolidated statement of operations. During the year ended March 31, 2024, the interest expense so recognized was $22. The balance premium payable as at March 31, 2024 is $432 and has been disclosed as a current liability since ATI has an unconditional obligation to settle it by September 2024.
Interest expense		$ 7
Premium payable		219
Amended Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of credit facility, current borrowing capacity		160,000		$ 160,000
Exchange rate		1,917		1,919
Amended Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of credit facility, current borrowing capacity		320,000		320,000
Exchange rate		3,834		3,838
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Fund drawdown amount		$ 3,662		$ 3,802	$ 1,364